UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha NE 68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period: 6/30/10

Item 1.  Schedule of Investments.

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares			Value
	COMMON STOCK - 101.6%
	BANKS - 7.1%
2,722	Goldman Sachs Group, Inc.		$ 357,317
12,000	Morgan Stanley		278,520
			635,837
	BIOTECHNOLOGY - 4.6%
12,000	Gilead Sciences, Inc. *		411,360

	CHEMICALS - 3.8%
7,264	Monsanto Co.		335,742

	COMPUTERS - 3.2%
5,760	Research In Motion Ltd. *		283,738

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
18,685	Knight Capital Group, Inc. - Cl. A *		257,666

	ELECTRIC - 3.3%
13,970	NRG Energy, Inc. *		296,304

	ELECTRONICS - 3.2%
10,000	FLIR Systems, Inc. *		290,900

	FOOD - 3.8%
33,806	Dean Foods Co. *		340,426

	INTERNET - 8.7%
1,000	Google, Inc. - Cl. A *		444,950
11,000	McAfee, Inc. *		337,920
			782,870
	OIL & GAS - 31.4%
14,410	Chesapeake Energy Corp.		301,889
49,632	Cobalt International Energy, Inc. *		369,758
12,950	EXCO Resources, Inc.		189,200
8,200	InterOil Corp. *		364,162
17,345	Petrohawk Energy Corp. *		294,345
5,735	Range Resources Corp.		230,260
55,980	SandRidge Energy, Inc. *		326,363
10,855	Southwestern Energy Co. *		419,437
7,200	Ultra Petroleum Corp. *		318,600
			2,814,014
Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares			Value
	OIL & GAS SERVICES - 2.9%
20,000	Weatherford International Ltd. *		$ 262,800

	PHARMACEUTICALS - 10.0%
5,200	Cephalon, Inc. *		295,100
64,000	Cypress Bioscience, Inc. *		147,200
15,000	Sanofi-Aventis SA		450,900
			893,200
	RETAIL - 3.9%
30,407	Penske Automotive Group, Inc. *		345,424

	SOFTWARE - 9.2%
39,250	Activision Blizzard, Inc.		411,733
28,424	Electronic Arts, Inc. *		409,306
			821,039
	TELECOMMUNICATIONS - 3.6%
9,880	QUALCOMM, Inc.		324,459

	TOTAL COMMON STOCK (Cost - $10,716,500)		9,095,779

	SHORT-TERM INVESTMENT - 3.3%
296,765	HighMark US Government Money Market Fund
	to yield 0.0%**, 12/31/2030 (Cost - $296,765)		296,765

	TOTAL INVESTMENTS - 104.9% (Cost - $11,013,265) (a)		$ 9,392,544
	OTHER LIABILITIES LESS ASSETS - (4.9)%		(437,908)
	NET ASSETS - 100.0%		$ 8,954,636

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares			Value
	SECURITIES SOLD SHORT *
935	American Tower Corp.		$ 41,607
2,100	BanColombia SA - ADR		105,273
1,740	Brown-Forman Corp.		99,580
720	Chipotle Mexican Grill, Inc. - Cl. A		98,503
1,375	Clorox Co.		85,470
2,320	Concur Technologies, Inc.		99,018
1,045	Crown Castle International Corp.		38,937
2,250	Discovery Communications, Inc.		80,347
3,200	Dr Reddys Laboratories Ltd. - ADR		98,720
1,650	Express Scripts, Inc.		77,583
1,760	Hershey Co.		84,357
7,150	iShares Barclays 20+ Year Treasury Bond Fund		727,512
3,850	Knight Transportation, Inc.		77,924
1,375	MercadoLibre, Inc.		72,256
715	NetFlix, Inc.		77,685
1,095	Novo Nordisk A/S		88,717
2,750	Red Hat, Inc.		79,585
1,100	Salesforce.com, Inc.		94,402
5,500	Sara Lee Corp.		77,550
1,258	Stericycle, Inc.		82,500
1,275	SXC Health Solutions Corp.		93,394
2,200	Thomson Reuters Corp.		78,826
1,760	TreeHouse Foods, Inc.		80,362
3,575	Werner Enterprises, Inc.		78,257
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,703,876)		$ 2,618,365

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 154,015
		Unrealized Depreciation:	(1,689,225)
		Net Unrealized Depreciation:	$ (1,535,210)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30,2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,095,779	$ -	$ -	$ 9,095,779
Short-Term Investment	296,765	-	-	296,765
Total	$ 9,392,544	$ -	$ -	$ 9,392,544
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,618,365	$ -	$ -	$ 2,618,365

                                                    The Fund did not hold any Level 3 securities during the period.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares		Value
	COMMON STOCK - 97.2%
	BANKS - 8.0%
294	Goldman Sachs Group, Inc.	$ 38,593
1,750	Morgan Stanley	40,617
		79,210
	BIOTECHNOLOGY - 5.2%
1,500	Gilead Sciences, Inc. *	51,420

	CHEMICALS - 3.5%
742	Monsanto Co.	34,295

	COMPUTERS - 3.2%
640	Research In Motion Ltd. *	31,526

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
2,018	Knight Capital Group, Inc. - Cl. A *	27,828

	ELECTRIC - 2.5%
1,167	NRG Energy, Inc. *	24,752

	ELECTRONICS - 2.5%
850	FLIR Systems, Inc. *	24,727

	FOOD - 3.8%
3,743	Dean Foods Co. *	37,692

	INTERNET - 7.9%
100	Google, Inc. - Cl. A *	44,495
1,100	McAfee, Inc. *	33,792
		78,287
	OIL & GAS - 31.7%
1,655	Chesapeake Energy Corp.	34,672
5,366	Cobalt International Energy, Inc. *	39,977
1,400	EXCO Resources, Inc.	20,454
950	InterOil Corp. *	42,190
2,148	Petrohawk Energy Corp. *	36,452
620	Range Resources Corp.	24,893
3,942	SandRidge Energy, Inc. *	22,982
1,245	Southwestern Energy Co. *	48,107
1,000	Ultra Petroleum Corp. *	44,250
		313,977
	OIL & GAS SERVICES - 2.7%
2,000	Weatherford International Ltd. *	26,280

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 8.5%
565	Cephalon, Inc. *	$ 32,064
3,100	Cypress Bioscience, Inc. *	7,130
1,500	Sanofi-Aventis SA	45,090
		84,284
	RETAIL - 3.7%
3,252	Penske Automotive Group, Inc. *	36,943

	SOFTWARE - 7.7%
4,000	Activision Blizzard, Inc.	41,960
2,406	Electronic Arts, Inc. *	34,646
		76,606
	TELECOMMUNICATIONS - 3.5%
1,040	QUALCOMM, Inc.	34,154

	TOTAL COMMON STOCK (Cost - $1,114,541)	961,981

	EXCHANGE TRADED FUND - 4.3%
	DEBT FUND - 4.3%
1,200	ProShares UltraShort 20+ Year Treasury * (Cost - $44,955)	42,576

	SHORT-TERM INVESTMENT - 0.2%
2,282	HighMark US Government Money Market Fund
	to yield 0.0%**, 12/31/2030 (Cost - $2,282)	2,282

	TOTAL INVESTMENTS - 101.7% (Cost - $1,161,778)(a)	$ 1,006,839
	OTHER LIABILITIES LESS ASSETS - (1.7%)	(16,531)
	NET ASSETS - 100.0%	$ 990,308

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,603
	Unrealized Depreciation:	(159,542)
	Net Unrealized Depreciation:	$ (154,939)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30,2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2010  for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 961,981	$ -	$ -	$ 961,981
Exchange Traded Fund	42,576	-	-	42,576
Short -Term Investments	2,282	-	-	2,282
Total	$ 1,006,839	$ -	$ -	$ 1,006,839

                                                    The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/26/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/26/10